Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

November 12, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Preliminary Proxy Statement for the Funds Listed on Appendix A (collectively, the “Registrants”)

Dear Sir or Madam:

On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Joint Special Meeting of Shareholders, Proxy Statement and forms of Proxy Cards with regard to the Registrants’ upcoming Joint Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about November 25, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel

Appendix A

Fund	Investment Company Act of 1940 File Number
Eaton Vance California Municipal Bond Fund	811-21147
Eaton Vance California Municipal Income Trust	811-09157
Eaton Vance Enhanced Equity Income Fund	811-21614
Eaton Vance Enhanced Equity Income Fund II	811-21670
Eaton Vance Floating-Rate 2022 Target Term Trust	811-23240
Eaton Vance High Income 2021 Target Term Trust	811-23136
Eaton Vance Limited Duration Income Fund	811-21323
Eaton Vance Municipal Bond Fund	811-21142
Eaton Vance Municipal Income Trust	811-09141
Eaton Vance Municipal Income 2028 Term Trust	811-22777
Eaton Vance National Municipal Opportunities Trust	811-22269
Eaton Vance New York Municipal Bond Fund	811-21148
Eaton Vance Risk-Managed Diversified Equity Income Fund	811-22044
Eaton Vance Short Duration Diversified Income Fund	811-21563
Eaton Vance Tax-Managed Buy-Write Income Fund	811-21676
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	811-21735
Eaton Vance Tax-Managed Buy-Write Strategy Fund	811-22380
Eaton Vance Tax-Managed Diversified Equity Income Fund	811-21832
Eaton Vance Tax-Advantaged Dividend Income Fund	811-21400
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	811-21745
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	811-21973
Eaton Vance Tax-Advantaged Global Dividend Income Fund	811-21470
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	811-21519